RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and Brookfield.
Management Agreements
Master Services Agreement
Since inception, our parent company has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield Asset Management. The Master Services Agreement was amended in connection with the completion of the special distribution to include BEPC as a service recipient.
The company’s annual consolidated financial statements include general corporate expenses of the partnership which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield Asset Management and direct operating costs incurred by a subsidiary of the partnership. These allocated expenses have been included as appropriate in the company’s consolidated statements of income. Key decision makers of the company are employees of the ultimate parent company who provide management services under the company’s Master Services Agreement. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s annual consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Renewable pays a management fee, referred to as the management service costs, to the Service Provider equal to a fixed quarterly component of $5 million per quarter, adjusted for inflation, and a variable component calculated as a percentage of the increase in the total capitalization value of Brookfield Renewable over an initial reference value (subject to an annual escalation by a specified inflation factor beginning on January 1, 2013) (the "Base Management Fee"). For purposes of calculating the management service costs, the market value of Brookfield Renewable is equal to the aggregate value of all the outstanding units and other securities issued by the service recipients, plus all outstanding third-party debt with recourse to a recipient of services under the Master Services Agreement, less all cash held by such entities. The company will be responsible for reimbursing the partnership or its subsidiaries, as the case may be, for BEPC's proportionate share of the Base Management Fee. BEPC's proportionate share of the Base Management Fee will be calculated on the basis of the value of BEPC's business relative to that of the partnership. The Base Management Fee for the year ended December 31, 2023 was $88 million (2022: $169 million and 2021: $175 million)
Relationship Agreement
Since inception, Brookfield Renewable has had a Relationship Agreement with Brookfield pursuant to which Brookfield has agreed, subject to certain exceptions, that Brookfield Renewable will serve as its primary vehicle through which it will directly or indirectly, acquire renewable power assets on a global basis. The company, being a controlled subsidiary of Brookfield Renewable is entitled to the benefits and subject to certain obligations under the Relationship Agreement.
Power Services Agreements
Energy Marketing Internalization
In the first quarter of 2021, the company and the partnership entered into an agreement to fully internalize all energy marketing capabilities in North America into the company. The agreement provides for the transfer for the partnership's Power Agency Agreements and related party power purchase agreements relating to certain power facilities in Maine and New Hampshire held by Great Lakes Holding America ("GLHA"), which are further described below. Certain third-party power purchase agreements were also transferred to the company as part of the Energy Marketing Internalization of the partnership’s North American energy marketing business.
The agreement became effective on April 1, 2021.
Power Agency Agreements
Certain subsidiaries of the company entered into Power Agency Agreements appointing the partnership as their exclusive agent in respect of the sale of electricity, including the procurement of transmission and other additional services. In addition, the partnership scheduled, dispatched and arranged for transmission of the power produced and the power supplied to third-parties in accordance with prudent industry practice. Pursuant to each Agreement, the partnership was entitled to be reimbursed for any third party costs incurred, and, in certain cases, received an additional fee for its services in connection with the sale of power and for providing the other services.
On closing of the Energy Marketing Internalization, all Power Agency Agreements were transferred by the partnership to the company.
Energy Marketing Agreement
Brookfield had agreed to provide energy marketing services to the company. Under this Agreement, the company paid an annual energy marketing fee commensurate to the services received. See Note 8 - Direct operating costs. On closing of the Energy Marketing Internalization, the Energy Marketing Agreement was transferred from Brookfield to the partnership.
Other Agreements
Other Revenue Agreements
Pursuant to a 20-year power purchase agreement, the partnership purchased all energy from several power facilities in Maine and New Hampshire held by GLHA at $37 per MWh. The energy rates were subject to an annual adjustment equal to 20% of the increase in the CPI during the previous year.
Upon closing of the Energy Marketing Internalization, the power purchase agreement with GLHA was transferred to the company.
Brookfield Renewable from time to time may enter into other power purchase agreements with Brookfield and its subsidiaries to deliver electricity, attributes related to generation and other related services. These agreements are typically entered into at market rates. During the year ended December 31, 2023 Brookfield Renewable recognized $10 million (2022: $72 million) in related party revenue and less than $1 million in financial instrument gains (2022: nil) related to these contracts. As at December 31, 2023 Brookfield Renewable had a financial instrument balance of less than $1 million for such contracts classified under IFRS 9.
Credit facilities and funds on deposit
Brookfield has provided a $400 million committed unsecured revolving credit facility maturing in December 2024 and the draws bear interest at Secured Overnight Financing Rate (“SOFR”) plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. Brookfield may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at December 31, 2023 (December 31, 2022: nil). The interest expense on the Brookfield revolving credit facility and deposit for the year ended December 31, 2023 totaled nil (2022: nil. 2021: nil).
The company participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Debt Fund, Brookfield Global Transition Fund I, and Brookfield Global Transition Fund II (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional partners, has access to financing using the Private Funds’ credit facilities.
Brookfield Reinsurance
From time to time Brookfield Reinsurance and its related entities may participate in capital raises undertaken by the company. These financings are typically provided at the market rates and as at December 31, 2023, $14 million of non-recourse borrowings (2022: $15 million) and nil of corporate borrowings (2022: nil) were due to Brookfield Reinsurance. As at December 31, 2023, the company had $184 million (2022: $100 million) of borrowings from Brookfield Reinsurance classified as due to related party.
Subsidiaries of Brookfield Reinsurance may from time to time decide to participate in the company’s equity offerings.
TERP Ownership Transfer
On December 28, 2023 a subsidiary of Brookfield Renewable transferred 13.75% of its interest in TerraForm Power to the company. The non-controlling interest was transferred at fair value and resulted in an increase of $225 million in due to related parties and a decrease of $225 million to equity. After the transfer, the company continues to control and consolidate Terraform Power and holds a 39.34% economic interest as at December 31, 2023. In conjunction with the transfer, Terraform Power declared a non-cash dividend to its shareholders resulting in a decrease of $704 million in Equity and an increase in due to related parties of $704 million.
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2023	2022	2021
Revenues
Power purchase and revenue agreements	$10	$72	$163

Direct operating costs
Energy purchases(1)	$(19)	$(22)	$(62)
Energy marketing fee & other services	(2)	(7)	(11)
Insurance expense(2)	—	—	(20)
	$(21)	$(29)	$(93)

Interest expense
Borrowings	$(19)	$(17)	$(29)

Other
Interest income	$29	$9	$10
Dividend income	$7	$—	$—
Other related party services(2)	$3	$(4)	$(13)
Financial instrument gain	$9	$4	$—

Management service agreement	$(88)	$(169)	$(175)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. The company recognized nil (2022: nil 2021: $62 million) gains associated with agency arrangements which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2023 were nil (2022: nil 2021:$20 million). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims are not included in the table above.
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2023	2022
Current assets
Due from related parties
Amounts due from	Brookfield	$39	$41
	The partnership	1,366	563
	Equity-accounted investments and other	22	11
		$1,427	$615

Non-current assets
Financial instrument assets	Brookfield	$170	$292

Due from related parties
Amounts due from	The partnership	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$26	$37
	The partnership	238	315
	Equity-accounted investments and other	8	12
	Brookfield Reinsurance and associates	184	$100
		$456	$464

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$79	$—
	The partnership	$850	$—
	Equity-accounted investments and other	$1	$—

Non-recourse borrowings	Brookfield Reinsurance and associates	14	15

Current assets
Amounts due from Brookfield and the partnership are non-interest bearing, unsecured and due on demand.
Current liabilities
Amounts due to Brookfield and the partnership are unsecured, payable on demand and relate to recurring transactions.